Equity-Based Compensation - Summary of Equity-Based Compensation Expense (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock compensation expense in selling, general, and administrative	$ 2.2	$ 2.6	$ 3.7	$ 3.9	$ 2.6